Fair Value Measurements (Details 2) (Recurring basis, CNY)	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Total liabilities	84,000,000	548,000,000
Long-term borrowings
Liabilities:
Total liabilities	84,000,000	48,000,000
Bonds payable
Liabilities:
Total liabilities		500,000,000
Significant unobservable inputs (Level 3)
Liabilities:
Total liabilities	84,000,000	548,000,000
Significant unobservable inputs (Level 3) | Long-term borrowings
Liabilities:
Total liabilities	84,000,000	48,000,000
Significant unobservable inputs (Level 3) | Bonds payable
Liabilities:
Total liabilities		500,000,000